Leases - Schedule of Maturity Payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
Remainder of 2022	$ 2,674
2023	4,527
2024	3,911
2025	2,698
2026	2,470
Thereafter	4,298
Total lease payments	20,578
Less: imputed interest	(3,375)
Present value of lease liabilities	$ 17,203